UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds
114 State Street
Suite 200
Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.
114 State Street
Suite 200
Boston, Massachusetts  02109

Registrant’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: October 31, 2013

Item 1.  Schedule of Investments

The Schedules of Investments for the Green Century Funds are set forth below.

GREEN CENTURY BALANCED FUND
PORTFOLIO OF INVESTMENTS
October 31, 2013
(Unaudited)

	SHARES	VALUE
Common Stocks - 74.7%
Capital Goods - 7.9%
Eaton Corporation PLC (a)	10,104	$712,938
Koninklijke Philips N.V. American Depositary Receipt (a)	18,973	671,834
Lincoln Electric Holdings, Inc.	24,209	1,676,231
Middleby Corporation (The) (b)	2,015	458,715
Pentair Ltd.	8,937	599,583
Valmont Industries, Inc.	9,052	1,271,806
W.W. Grainger, Inc.	2,176	585,279
Wabtec Corporation	23,674	1,543,308
		7,519,694

Technology Hardware & Equipment - 6.7%
Apple, Inc.	3,258	1,701,816
Cisco Systems, Inc.	83,524	1,879,290
QUALCOMM, Inc.	26,587	1,846,999
SanDisk Corporation	14,042	975,919
		6,404,024

Insurance - 6.3%
Aflac, Inc.	20,833	1,353,728
Chubb Corporation (The)	15,760	1,451,181
Hartford Financial Services Group, Inc.	13,838	466,341
Horace Mann Educators Corporation	35,850	993,045
Lincoln National Corporation	9,136	414,866
Reinsurance Group of America, Inc.	18,685	1,329,998
		6,009,159

Pharmaceuticals & Biotechnology - 6.2%
Amgen, Inc.	8,124	942,384
Gilead Sciences, Inc. (b)	11,207	795,585
GlaxoSmithKline PLC American Depositary Receipt (a)	31,085	1,636,003
Novartis A.G. American Depositary Receipt (a)	5,516	427,766
Novo Nordisk A/S American Depositary Receipt (a)	3,698	616,346
Shire PLC American Depositary Receipt (a)	11,428	1,521,067
		5,939,151

Healthcare Equipment & Services - 5.5%
Baxter International, Inc.	19,756	1,301,328
Cerner Corporation (b)	15,610	874,628
Omnicell, Inc. (b)	34,317	791,693
UnitedHealth Group, Inc.	21,130	1,442,334
Zimmer Holdings, Inc.	8,952	783,031
		5,193,014

Software & Services - 5.3%
Citrix Systems, Inc. (b)	5,269	299,174
Google, Inc., Class A (b)	1,195	1,231,543
International Business Machines Corporation	103	18,459
MasterCard, Inc., Class A	2,018	1,447,108
Microsoft Corporation	27,716	979,760
Symantec Corporation	48,376	1,100,070
		5,076,114

Materials - 3.6%
Minerals Technologies, Inc.	38,013	2,152,676
Owens-Illinois, Inc. (b)	15,273	485,529

Sealed Air Corporation	25,970	$783,775
		3,421,980
Banks - 3.6%
Banco Bradesco S.A. American Depositary Receipt (a)	24,047	346,758
East West Bancorp, Inc.	16,683	562,050
HSBC Holdings PLC American Depositary Receipt (a)	14,915	820,921
SVB Financial Group (b)	5,933	568,263
Umpqua Holdings Corporation	37,840	619,441
Wells Fargo & Company	11,065	472,365
		3,389,798

Food & Beverage - 3.5%
General Mills, Inc.	300	15,126
Green Mountain Coffee Roasters, Inc. (b)	6,741	423,402
JM Smucker Company (The)	14,257	1,585,521
Unilever NV American Depositary Receipt (a)	31,749	1,261,070
		3,285,119

Diversified Financials - 3.2%
Charles Schwab Corporation (The)	34,951	791,640
Citigroup, Inc.	14,937	728,627
JPMorgan Chase & Company	29,334	1,511,874
		3,032,141

Renewable Energy & Energy Efficiency - 2.9%
First Solar, Inc. (b)	15,427	775,515
Johnson Controls, Inc.	42,904	1,980,020
		2,755,535

Automobiles & Components - 2.9%
BorgWarner, Inc.	13,594	1,401,949
Toyota Motor Corporation American Depositary Receipt (a)	10,427	1,349,463
		2,751,412

Telecommunication Services - 2.5%
BT Group PLC American Depositary Receipt (a)	27,931	1,693,456
Vodafone Group PLC American Depositary Receipt (a)	17,612	648,474
		2,341,930

Transportation - 2.4%
Canadian Pacific Railway Ltd.	6,031	862,855
United Parcel Service, Inc., Class B	14,699	1,444,030
		2,306,885

Semiconductors - 2.4%
Applied Materials, Inc.	31,939	570,111
ARM Holdings PLC American Depositary Receipt (a)	7,722	364,401
NXP Semiconductors NV (a)(b)	13,763	579,698
Xilinx, Inc.	16,979	771,186
		2,285,396

Retailing - 2.2%
Home Depot, Inc. (The)	6,730	524,200
priceline.com, Inc. (b)	364	383,594
TJX Companies, Inc. (The)	19,738	1,199,873
		2,107,667

Consumer Services - 1.9%
Panera Bread Company, Class A (b)	5,805	916,726
Starbucks Corporation	4,584	371,533
Starwood Hotels & Resorts Worldwide, Inc.	7,632	561,868
		1,850,127

Healthy Living - 1.9%
United Natural Foods, Inc. (b)	7,328	523,586
Whole Foods Market, Inc.	19,656	1,240,883
		1,764,469

Media - 1.7%
Discovery Communications, Inc., Class A (b)	6,554	$582,782
Time Warner, Inc.	15,306	1,052,134
		1,634,916

Consumer Durables & Apparel - 1.0%
Jarden Corporation (b)	16,806	930,380

Food & Staples Retailing - 0.7%
Costco Wholesale Corporation	5,952	702,336

Household & Personal Products - 0.4%
Church & Dwight Company, Inc.	5,304	345,556

Total Common Stocks (Cost $53,598,114)		71,046,803

	PRINCIPAL AMOUNT	VALUE
Corporate Bonds & Notes - 12.4%
Diversified Financials - 3.4%
Bank of New York Mellon Corporation (The) 4.30%, due 5/15/14	$500,000	510,583
Citigroup, Inc. 3.953%, due 6/15/16	500,000	533,925
Deutsche Bank A.G. 3.25%, due 1/11/16 (a)	500,000	525,441
HSBC Bank USA N.A. 6.00%, due 8/9/17	500,000	571,981
JPMorgan Chase & Company 5.125%, due 9/15/14	500,000	519,207
Morgan Stanley 3.80%, due 4/29/16	500,000	528,668
		3,189,805

Renewable Energy & Energy Efficiency - 3.2%
International Bank for Reconstruction & Development 0.375%, due 8/24/15	1,000,000	1,001,333
International Bank for Reconstruction & Development 2.00%, due 10/20/16	500,000	520,279
International Finance Corporation 2.25%, due 4/28/14	1,000,000	1,009,002
Johnson Controls, Inc. 5.50%, due 1/15/16	500,000	547,318
		3,077,932

Software & Services - 1.6%
International Business Machines Corporation 2.00%, due 1/5/16	500,000	514,266
Microsoft Corporation 1.625%, due 9/25/15	500,000	511,493
Oracle Corporation 3.75%, due 7/8/14	500,000	511,725
		1,537,484

Technology Hardware & Equipment - 1.1%
Dell, Inc. 2.30%, due 9/10/15	500,000	502,138
Hewlett-Packard Company 4.75%, due 6/2/14	500,000	511,298
		1,013,436

Multi-National Banks - 1.1%
African Development Bank 0.75%, due 10/18/16 (a)	1,000,000	1,005,980

Banks - 1.0%
Export-Import Bank of Korea 1.75%, due 2/27/18 (a)	$1,000,000	$983,633

Pharmaceuticals & Biotechnology - 0.5%
Amgen, Inc. 4.85%, due 11/18/14	500,000	522,490

Telecommunication Services - 0.5%
AT&T, Inc. 2.50%, due 8/15/15	500,000	514,593

Total Corporate Bonds & Notes (Cost $11,552,926)		11,845,353

U.S. Government Agencies - 6.7%
Federal Farm Credit Bank 0.29%, due 7/15/15	1,000,000	1,000,000
Federal Farm Credit Bank 5.125%, due 8/25/16	500,000	563,090
Federal Home Loan Bank 3.125%, due 12/13/13	550,000	551,956
Federal Home Loan Bank 5.625%, due 6/13/16	1,000,000	1,126,413
Federal Home Loan Bank 3.875%, due 12/14/18	550,000	612,003
Federal Home Loan Bank 2.00%, due 6/25/27 (c)	1,000,000	922,149
Federal Home Loan Mortgage Corporation 0.35%, due 12/5/14	500,000	501,017
Federal Home Loan Mortgage Corporation 0.32%, due 4/29/15	500,000	500,083
Federal Home Loan Mortgage Corporation 3.75%, due 3/27/19	500,000	554,909

Total U.S. Government Agencies (Cost $6,145,678)		6,331,620

Certificates Of Deposit - 0.1%
Self Help Credit Union Environmental Certificate of Deposit 1.25%, due 8/10/16	95,000	95,000

Total Certificates Of Deposit (Cost $95,000)		95,000

Short-term Obligation - 5.9%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 0.00%, dated 10/31/13, due 11/1/13, proceeds $5,629,475 (collateralized by Freddie Mac, 3.50%, due 10/15/40, value $5,743,594) (Cost $5,629,475)		5,629,475

TOTAL INVESTMENTS (d) - 99.8% (Cost $77,021,193)		94,948,251
Other Assets Less Liabilities - 0.2%		164,097

NET ASSETS -100.0%		$95,112,348

(a)	Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(b)	Non-income producing security.
(c)	Step rate bond. Rate shown is currently in effect at October 31, 2013.
(d)
The cost of investments for federal income tax purposes is $77,021,193 resulting in gross unrealized appreciation and depreciation of $18,174,012 and $246,954 respectively, or net unrealized appreciation of $17,927,058.

See Notes to Schedule of Investments

GREEN CENTURY EQUITY FUND
PORTFOLIO OF INVESTMENTS
October 31, 2013
(Unaudited)

	SHARES	VALUE
Common Stocks - 99.4%
Pharmaceuticals & Biotechnology - 13.0%
Affymetrix, Inc. (a)	777	$5,493
Agilent Technologies, Inc.	3,775	191,619
Amgen, Inc.	8,202	951,432
Biogen Idec, Inc. (a)	2,590	632,452
Bristol-Myers Squibb Company	17,966	943,574
Cepheid, Inc. (a)	729	29,685
Endo Health Solutions, Inc. (a)	1,272	55,625
Gilead Sciences, Inc. (a)	16,681	1,184,184
Hospira, Inc. (a)	1,843	74,678
Illumina, Inc. (a)	1,363	127,454
Johnson & Johnson	30,691	2,842,294
Life Technologies Corporation (a)	1,875	141,206
Merck & Company, Inc.	32,997	1,487,835
PAREXEL International Corporation (a)	611	27,929
Techne Corporation	372	32,509
Thermo Fisher Scientific, Inc.	3,912	382,515
Vertex Pharmaceuticals, Inc. (a)	2,437	173,856
VIVUS, Inc. (a)	980	9,202
Waters Corporation (a)	941	94,966
		9,388,508

Software & Services - 11.2%
Adobe Systems, Inc. (a)	5,250	284,550
Advent Software, Inc.	492	16,506
Autodesk, Inc. (a)	2,464	98,338
Automatic Data Processing, Inc.	5,324	399,140
CA, Inc.	3,485	110,683
Compuware Corporation	2,316	24,735
Convergys Corporation	1,109	21,892
eBay, Inc. (a)	12,811	675,268
Electronic Arts, Inc. (a)	3,347	87,859
FactSet Research Systems, Inc.	447	48,696
Google, Inc., Class A (a)	2,965	3,055,670
International Business Machines Corporation	11,518	2,064,141
Intuit, Inc.	3,085	220,300
Red Hat, Inc. (a)	2,070	89,569
Salesforce.com, Inc. (a)	6,136	327,417
Symantec Corporation	7,636	173,643
Teradata Corporation (a)	1,797	79,194
Yahoo!, Inc. (a)	10,644	350,507
		8,128,108

Technology Hardware & Equipment - 6.3%
Cisco Systems, Inc.	58,456	1,315,260
Corning, Inc.	16,072	274,670
EMC Corporation	23,013	553,923
Flextronics International Ltd. (a)	7,025	55,427
Hewlett-Packard Company	21,217	517,058
Lexmark International, Inc.	661	23,499
Molex, Inc.	729	28,139
Motorola Solutions, Inc.	2,703	168,992
Plantronics, Inc.	474	20,354
Polycom, Inc. (a)	1,849	19,230

QUALCOMM, Inc.	18,897	$1,312,775
Seagate Technology PLC	3,500	170,380
Silicon Graphics International Corporation (a)	280	3,576
Super Micro Computer, Inc. (a)	383	5,331
Tellabs, Inc.	3,835	9,357
Xerox Corporation	12,680	126,039
		4,604,010

Energy - 5.6%
Baker Hughes, Inc.	4,812	279,529
Clean Energy Fuels Corporation (a)	739	8,417
Denbury Resources, Inc. (a)	4,181	79,397
Devon Energy Corporation	4,197	265,334
Energen Corporation	776	60,776
EOG Resources, Inc.	2,967	529,313
EQT Corporation	1,631	139,630
FMC Technologies, Inc. (a)	2,572	130,015
Geospace Technologies Corporation (a)	132	12,860
Hess Corporation	3,410	276,892
Marathon Petroleum Corporation	3,541	253,748
National Oilwell Varco, Inc.	4,667	378,867
Newfield Exploration Company (a)	1,544	47,015
Noble Corporation	2,780	104,806
Noble Energy, Inc.	3,933	294,700
Phillips 66	6,416	413,383
Pioneer Natural Resources Company	1,500	307,170
QEP Resources, Inc.	2,020	66,781
Quicksilver Resources, Inc. (a)	895	1,915
Southwestern Energy Company (a)	3,815	141,994
Spectra Energy Corporation	7,283	259,056
Ultra Petroleum Corporation (a)	1,599	29,358
		4,080,956

Diversified Financials - 5.6%
American Express Company	10,809	884,176
Bank of New York Mellon Corporation (The)	12,665	402,747
BlackRock, Inc.	1,471	442,492
Charles Schwab Corporation (The)	12,551	284,280
CME Group, Inc.	3,458	256,618
Discover Financial Services	5,395	279,893
Franklin Resources, Inc.	4,537	244,363
IntercontinentalExchange, Inc. (a)	791	152,449
Invesco Ltd.	4,842	163,417
Legg Mason, Inc.	1,210	46,549
Northern Trust Corporation	2,414	136,198
NYSE Euronext	2,667	117,401
PHH Corporation (a)	550	13,227
State Street Corporation	5,015	351,401
T. Rowe Price Group, Inc.	2,855	221,006
TD Ameritrade Holding Corporation	2,472	67,387
		4,063,604

Household & Personal Products - 5.5%
Avon Products, Inc.	4,772	83,510
Clorox Company (The)	1,472	132,760
Colgate-Palmolive Company	10,233	662,382
Estee Lauder Companies, Inc. (The), Class A	2,630	186,625
Kimberly-Clark Corporation	4,216	455,328
Nu Skin Enterprises, Inc., Class A	589	68,872
Procter & Gamble Company (The)	29,939	2,417,574
WD-40 Company	156	11,308
		4,018,359

Capital Goods - 5.4%
3M Company	7,190	904,862
A.O. Smith Corporation	841	43,438

Apogee Enterprises, Inc.	309	$9,666
Brady Corporation, Class A	503	14,683
CLARCOR, Inc.	526	30,760
Cummins, Inc.	1,988	252,516
Deere & Company	4,030	329,815
Dover Corporation	1,893	173,758
EMCOR Group, Inc.	713	26,424
Fastenal Company	3,126	155,675
General Cable Corporation	540	17,782
Graco, Inc.	651	50,296
Granite Construction, Inc.	387	12,519
Houston Wire & Cable Company	181	2,510
Illinois Tool Works, Inc.	4,671	368,028
Ingersoll-Rand PLC	3,270	220,823
Kadant, Inc.	100	3,580
Lincoln Electric Holdings, Inc.	891	61,693
Masco Corporation	3,933	83,104
Middleby Corporation (The) (a)	200	45,530
Nordson Corporation	614	44,263
Owens Corning (a)	1,203	43,224
Pall Corporation	1,240	99,845
Pentair Ltd.	2,209	148,202
Rockwell Automation, Inc.	1,540	170,031
Simpson Manufacturing Company, Inc.	426	15,102
Snap-on, Inc.	673	70,039
Spirit Aerosystems Holdings, Inc. (a)	1,272	33,950
Tennant Company	184	11,167
Timken Company	868	45,839
United Rentals, Inc. (a)	1,056	68,207
W.W. Grainger, Inc.	652	175,368
WABCO Holdings, Inc. (a)	667	57,149
Wabtec Corporation	1,022	66,624
Xylem, Inc.	2,092	72,174
		3,928,646

Retailing - 5.2%
ANN, Inc. (a)	511	18,069
Bed Bath & Beyond, Inc. (a)	2,417	186,883
Best Buy Company, Inc.	2,977	127,416
Blue Nile, Inc. (a)	131	5,380
Brown Shoe Company, Inc.	423	9,492
Buckle, Inc. (The)	309	15,123
CarMax, Inc. (a)	2,435	114,421
Foot Locker, Inc.	1,596	55,381
GameStop Corporation, Class A	1,327	72,746
Gap, Inc. (The)	3,289	121,660
Genuine Parts Company	1,683	132,671
Home Depot, Inc. (The)	15,981	1,244,760
HSN, Inc.	398	20,855
Kohl's Corporation	2,315	131,492
LKQ Corporation (a)	3,278	108,272
Men's Wearhouse, Inc. (The)	499	21,108
Netflix, Inc. (a)	559	180,266
New York & Company, Inc. (a)	300	1,536
Nordstrom, Inc.	1,722	104,129
Nutrisystem, Inc.	323	6,072
Office Depot, Inc. (a)	2,552	14,266
OfficeMax, Inc.	882	13,212
PetSmart, Inc.	1,084	78,872
Pier 1 Imports, Inc.	1,025	21,402
Pool Corporation	494	26,864
Shutterfly, Inc. (a)	397	19,509
Staples, Inc.	7,285	117,434
Tiffany & Company	1,393	110,284
TJX Companies, Inc. (The)	7,865	478,113

Tractor Supply Company	1,533	$109,380
TripAdvisor, Inc. (a)	1,292	106,861
Vitacost.com, Inc. (a)	220	1,740
Weyco Group, Inc.	55	1,580
		3,777,249

Food & Beverage - 5.1%
Bunge Ltd.	1,601	131,490
Campbell Soup Company	2,253	95,910
Coca-Cola Enterprises, Inc.	2,847	118,805
Darling International, Inc. (a)	1,264	29,413
General Mills, Inc.	7,048	355,360
Green Mountain Coffee Roasters, Inc. (a)	1,392	87,432
Hillshire Brands Company	1,306	42,876
JM Smucker Company (The)	1,176	130,783
Kellogg Company	2,799	177,037
Kraft Foods Group, Inc.	6,490	352,926
McCormick & Company, Inc.	1,325	91,624
Mondelez International, Inc., Class A	18,567	624,594
PepsiCo, Inc.	16,888	1,420,112
Tootsie Roll Industries, Inc.	227	7,264
		3,665,626

Healthcare Equipment & Services - 3.7%
Becton, Dickinson and Company	2,131	224,032
Cerner Corporation (a)	3,413	191,230
Cigna Corporation	3,104	238,946
Edwards Lifesciences Corporation (a)	1,246	81,227
Emeritus Corporation (a)	421	8,066
Health Management Associates, Inc., Class A (a)	2,788	35,742
Henry Schein, Inc. (a)	958	107,708
Hologic, Inc. (a)	3,022	67,663
Humana, Inc.	1,743	160,617
IDEXX Laboratories, Inc. (a)	608	65,579
Invacare Corporation	347	7,450
Laboratory Corporation of America Holdings (a)	1,021	103,019
Medtronic, Inc.	11,120	638,288
Molina Healthcare, Inc. (a)	309	9,777
MWI Veterinary Supply, Inc. (a)	129	20,465
Patterson Companies, Inc.	901	38,301
Quest Diagnostics, Inc.	1,726	103,405
Select Medical Holdings Corporation	417	3,536
St. Jude Medical, Inc.	3,118	178,942
Team Health Holdings, Inc. (a)	738	32,059
Varian Medical Systems, Inc. (a)	1,196	86,806
WellPoint, Inc.	3,303	280,094
		2,682,952

Materials - 3.6%
Air Products & Chemicals, Inc.	2,268	247,235
Albemarle Corporation	942	62,351
Alcoa, Inc.	11,811	109,488
Avery Dennison Corporation	1,120	52,774
Ball Corporation	1,578	77,148
Bemis Company, Inc.	1,098	43,810
Compass Minerals International, Inc.	345	25,692
Domtar Corporation	359	30,411
Eastman Chemical Company	1,685	132,761
Ecolab, Inc.	2,926	310,156
H.B. Fuller Company	534	25,563
International Flavors & Fragrances, Inc.	947	78,270
MeadWestvaco Corporation	2,009	70,014
Minerals Technologies, Inc.	368	20,840
Mosaic Company (The)	3,221	147,683
Nucor Corporation	3,443	178,244

Praxair, Inc.	3,250	$405,308
Rock Tenn Company, Class A	798	85,394
Schnitzer Steel Industries, Inc., Class A	283	8,218
Sealed Air Corporation	1,977	59,666
Sherwin-Williams Company (The)	967	181,796
Sigma-Aldrich Corporation	1,310	113,223
Sonoco Products Company	1,078	43,810
Valspar Corporation (The)	951	66,542
Wausau Paper Corporation	442	5,171
Worthington Industries, Inc.	558	22,621
		2,604,189

Real Estate - 3.4%
American Tower Corporation, Class A	4,338	344,220
AvalonBay Communities, Inc.	1,360	170,068
Boston Properties, Inc.	1,685	174,398
CBRE Group, Inc., Class A (a)	3,199	74,313
Corporate Office Properties Trust	913	22,460
Digital Realty Trust, Inc.	1,430	68,154
Duke Realty Corporation	3,420	56,669
Equity Residential	3,753	196,507
Federal Realty Investment Trust	692	71,691
Forest City Enterprises, Inc., Class A (a)	1,498	30,349
HCP, Inc.	4,975	206,462
Host Hotels & Resorts, Inc.	8,081	149,903
Jones Lang LaSalle, Inc.	470	44,744
Liberty Property Trust	1,518	56,454
Macerich Company (The)	1,461	86,506
Plum Creek Timber Company, Inc.	1,804	81,902
Potlatch Corporation	434	17,720
Prologis, Inc.	5,449	217,688
UDR, Inc.	2,664	66,094
Vornado Realty Trust	1,865	166,097
Weyerhaeuser Company	6,345	192,888
		2,495,287

Semiconductors - 3.3%
Advanced Micro Devices, Inc. (a)	6,632	22,151
Analog Devices, Inc.	3,375	166,388
Applied Materials, Inc.	13,111	234,031
Entegris, Inc. (a)	1,469	15,204
Intel Corporation	54,373	1,328,332
Lam Research Corporation (a)	1,788	96,963
Texas Instruments, Inc.	12,085	508,537
		2,371,606

Banks - 3.2%
Bank of Hawaii Corporation	474	27,483
BB&T Corporation	7,729	262,554
Cathay General Bancorp	792	19,507
CIT Group, Inc. (a)	2,096	100,943
Comerica, Inc.	2,077	89,934
Heartland Financial USA, Inc.	149	3,947
International Bancshares Corporation	574	13,116
KeyCorp	10,146	127,129
M&T Bank Corporation	1,291	145,276
New York Community Bancorp, Inc.	4,932	79,948
Old National Bancorp	1,076	15,645
People's United Financial, Inc.	3,552	51,255
PNC Financial Services Group, Inc. (The)	5,791	425,812
Popular, Inc. (a)	1,114	28,129
Regions Financial Corporation	15,342	147,744
U.S. Bancorp	20,234	755,942
Umpqua Holdings Corporation	1,184	19,382
		2,313,746

Insurance - 3.1%
ACE Ltd.	3,713	$354,369
Aflac, Inc.	5,100	331,398
Chubb Corporation (The)	2,826	260,218
Hartford Financial Services Group, Inc.	4,700	158,390
Marsh & McLennan Companies, Inc.	6,067	277,869
PartnerRe Ltd.	555	55,616
Principal Financial Group, Inc.	3,187	151,255
Progressive Corporation (The)	6,349	164,883
StanCorp Financial Group, Inc.	471	27,742
Travelers Companies, Inc. (The)	4,109	354,607
Willis Group Holdings PLC	1,841	82,974
		2,219,321

Consumer Services - 2.9%
Choice Hotels International, Inc.	343	15,980
Darden Restaurants, Inc.	1,449	74,667
DeVry, Inc.	600	21,540
Jack in the Box, Inc. (a)	434	17,655
Marriott International, Inc., Class A	2,701	121,761
McDonald's Corporation	10,953	1,057,184
Royal Caribbean Cruises Ltd.	1,723	72,435
Starbucks Corporation	8,172	662,341
Vail Resorts, Inc.	381	26,841
		2,070,404

Media - 2.5%
Cablevision Systems Corporation, Class A	2,028	31,535
Discovery Communications, Inc., Class A (a)	1,589	141,294
Discovery Communications, Inc., Class C (a)	1,026	84,860
DreamWorks Animation SKG, Inc., Class A (a)	708	24,242
John Wiley & Sons, Inc., Class A	496	24,944
Liberty Global PLC, Class A (a)	2,215	173,590
Liberty Global PLC, Series C (a)	1,717	128,535
New York Times Company (The), Class A	1,388	19,196
Scholastic Corporation	291	8,349
Scripps Networks Interactive, Inc., Class A	959	77,199
Time Warner Cable, Inc.	3,174	381,356
Time Warner, Inc.	10,214	702,110
		1,797,210

Transportation - 2.5%
Arkansas Best Corporation	237	6,487
C.H. Robinson Worldwide, Inc.	1,754	104,784
CSX Corporation	11,221	292,419
Expeditors International of Washington, Inc.	2,260	102,355
Genesee & Wyoming, Inc., Class A (a)	497	49,621
Hertz Global Holdings, Inc. (a)	4,405	101,139
Norfolk Southern Corporation	3,465	298,059
Ryder System, Inc.	553	36,404
United Parcel Service, Inc., Class B	7,934	779,436
Wesco Aircraft Holdings, Inc. (a)	650	11,908
		1,782,612

Consumer Durables & Apparel - 2.1%
Blyth, Inc.	100	1,381
Callaway Golf Company	769	6,483
Columbia Sportswear Company	154	10,298
CSS Industries, Inc.	90	2,330
Deckers Outdoor Corporation (a)	355	24,435
Ethan Allen Interiors, Inc.	258	6,873
La-Z-Boy, Inc.	578	13,340
Mattel, Inc.	3,808	168,961
Meritage Homes Corporation (a)	372	16,885
Mohawk Industries, Inc. (a)	677	89,648
NIKE, Inc., Class B	7,837	593,731

Polaris Industries, Inc.	719	$94,153
PVH Corporation	889	110,743
Tupperware Brands Corporation	568	50,921
Under Armour, Inc., Class A (a)	890	72,224
VF Corporation	963	207,045
Wolverine World Wide, Inc.	535	30,891
		1,500,342

Utilities - 1.7%
AGL Resources, Inc.	1,256	60,112
Avista Corporation	633	17,591
CenterPoint Energy, Inc.	4,323	106,346
Cleco Corporation	745	34,523
Consolidated Edison, Inc.	3,207	186,712
Integrys Energy Group, Inc.	840	49,291
MDU Resources Group, Inc.	1,903	56,671
MGE Energy, Inc.	241	13,571
National Fuel Gas Company	755	54,020
New Jersey Resources Corporation	441	20,299
NiSource, Inc.	3,426	107,988
Northeast Utilities	3,559	152,646
Northwest Natural Gas Company	287	12,464
ONEOK, Inc.	2,253	127,295
Pepco Holdings, Inc.	2,836	54,678
Piedmont Natural Gas Company, Inc.	817	27,892
Questar Corporation	1,859	43,984
UGI Corporation	1,211	50,099
WGL Holdings, Inc.	547	24,620
		1,200,802

Food & Staples Retailing - 1.2%
Costco Wholesale Corporation	4,787	564,866
Safeway, Inc.	2,670	93,183
Sysco Corporation	6,484	209,693
		867,742

Renewable Energy & Energy Efficiency - 0.9%
Fuel Systems Solutions, Inc. (a)	142	2,550
ITC Holdings Corporation	556	55,928
Itron, Inc. (a)	413	17,623
Johnson Controls, Inc.	7,517	346,910
Ormat Technologies, Inc.	191	4,979
Quanta Services, Inc. (a)	2,369	71,568
SunPower Corporation (a)	463	13,978
Tesla Motors, Inc. (a)	898	143,626
		657,162

Telecommunication Services - 0.8%
CenturyLink, Inc.	6,657	225,406
Cincinnati Bell, Inc. (a)	2,149	6,146
Frontier Communications Corporation	10,596	46,728
Leap Wireless International, Inc. (a)	507	8,163
Level 3 Communications, Inc. (a)	1,783	54,471
SBA Communications Corporation, Class A (a)	1,403	122,720
Sprint Corporation (a)	10,676	71,850
Windstream Holdings, Inc.	6,302	53,882
		589,366

Commercial & Professional Services - 0.7%
Corporate Executive Board Company (The)	363	26,463
Deluxe Corporation	539	25,382
Dun & Bradstreet Corporation (The)	427	46,453
Herman Miller, Inc.	626	18,993
HNI Corporation	494	19,192
ICF International, Inc. (a)	227	7,859
IHS, Inc., Class A (a)	658	71,755

Interface, Inc.	706	$14,296
Iron Mountain, Inc.	1,654	43,897
Kelly Services, Inc.	312	6,508
Knoll, Inc.	550	9,031
Manpowergroup, Inc.	865	67,556
R.R. Donnelley & Sons Company	1,942	36,063
Robert Half International, Inc.	1,572	60,569
RPX Corporation (a)	295	5,269
Steelcase, Inc.	938	15,374
Team, Inc. (a)	199	7,421
Tetra Tech, Inc. (a)	708	18,500
TrueBlue, Inc. (a)	382	9,435
		510,016

Automobiles & Components - 0.5%
Autoliv, Inc.	1,054	94,048
BorgWarner, Inc.	1,262	130,150
Harley-Davidson, Inc.	2,474	158,435
		382,633

Healthy Living - 0.4%
Hain Celestial Group, Inc. (The) (a)	433	36,039
United Natural Foods, Inc. (a)	532	38,011
Whole Foods Market, Inc.	3,839	242,356
		316,406

Total Common Stocks (Cost $49,778,746)		72,016,862

Short-term Obligation - 1.1%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 0.00%, dated 10/31/13, due 11/1/13, proceeds $782,654 (collateralized by Freddie Mac, 3.50%, due 10/15/40, value $799,572) (Cost $782,654)		782,654

TOTAL INVESTMENTS (b) - 100.5% (Cost $50,561,400)		72,799,516
Liabilities Less Other Assets - (0.5)%		(342,350)

NET ASSETS -100.0%		$72,457,166

(a)	Non-income producing security.
(b)
The cost of investments for federal income tax purposes is $51,615,326 resulting in gross unrealized appreciation and depreciation of $23,152,362 and $1,968,172 respectively, or net unrealized appreciation of $21,184,190.

See Notes to Schedule of Investments

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the “Balanced Fund”) and the Green Century Equity Fund (the “Equity Fund”), collectively, the “Funds”.  The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, diversified management investment company.  The Trust accounts separately for the assets, liabilities and operations of each series.  The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.  The following is a summary of the Funds’ significant accounting policies:

(A)
Investment Valuation:  Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation or valuation provided by a pricing service is deemed not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Certificates of deposit are valued at cost plus accrued interest, and short-term obligations maturing in sixty days or less are valued at amortized cost, both of which approximate market value.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Investments valued at amortized cost. Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

 GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of October 31, 2013:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$71,046,803	$-	$-	$71,046,803
CORPORATE BONDS & NOTES	-	11,845,353	-	11,845,353
U.S. GOVERNMENT AGENCIES	-	6,331,620	-	6,331,620
CERTIFICATES OF DEPOSIT	-	95,000	-	95,000
SHORT-TERM OBLIGATIONS	-	5,629,475	-	5,629,475
TOTAL	$71,046,803	$23,901,448	$-	$94,948,251

The following is a summary of the inputs used to value the Equity Fund’s net assets as of October 31, 2013:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$72,016,862	$-	$-	$72,016,862
SHORT-TERM OBLIGATIONS	-	782,654	-	782,654
TOTAL	$72,016,862	$782,654	$-	$72,799,516

The Funds adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.  For the period ended October 31, 2013, there were no transfers in and out of Level 1, Level 2 and Level 3.  Neither of the Funds held any Level 3 securities during the period ended October 31, 2013.  It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period.

(B)
Securities Transactions and Investment Income:  Securities transactions are recorded on a trade date basis.  Realized gains and losses from securities transactions are determined using the identified cost basis.  Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date.

(C)
Options Transactions:  The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund is authorized to utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund. The use of options involves risk such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities.  The Funds are also authorized to write put and call options.  Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option.  Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses.  When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated.  The Funds continue to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received.  As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.  For the period ended October 31, 2013, neither the Balanced Fund nor the Equity Fund utilized options or wrote put or call options.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

(D)
Repurchase Agreements:  The Funds enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds’ adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.  Each repurchase agreement is recorded at cost, which approximates fair value.  The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty.  In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

Item 2.  Controls and Procedures

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
December 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
December 18, 2013

/s/ Kristina A. Curtis
Kristina A. Curtis
Treasurer and Principal Financial Officer
December 18, 2013